SELECTED QUARTERLY FINANCIAL DATA (Common Stock Market Price and Dividend Information) (Details) - $ / shares	3 Months Ended								12 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Quarterly Financial Information Disclosure [Abstract]
Market price, high	$ 14.30	$ 17.06	$ 16.30	$ 17.77	$ 17.81	$ 18.44	$ 16.50	$ 16.55
Market price, low	13.00	13.06	15.26	15.12	17.00	14.51	12.25	15.85
Cash dividends declared, per share	$ 0.10	$ 0.10	$ 0.10	$ 0.10	$ 0.18	$ 0.10	$ 0.08	$ 0.08	$ 0.40	$ 0.44	$ 0.32